Stock Based Compensation (Tables) (Details) (USD $)	1 Months Ended					12 Months Ended
	Oct. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Stock Based Compensation [Abstract]
Shares of restricted stock	1,500	4,519	2,000	4,150	3,008
Grant date fair value per share	$ 8.00	$ 8.04	$ 8.10	$ 8.66	$ 9.20
Number of stock options	6,000	16,000	6,000	8,300		16,000	6,000
Exercise price	$ 8.00	$ 8.04	$ 8.10	$ 8.66		$ 8.04	$ 8.10
Fair value per option	$ 4.72	$ 4.85	$ 3.55	$ 4.05
Risk free interest rate	1.69%	1.62%	2.03%	3.39%
Volatility factor	58.80%	61.20%	39.10%	37.10%
Expected life	7 years	7 years	7 years	7 years	—
Dividends						$ 0	$ 0